CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Class A Ordinary [Member] HKD ($) shares	Class B Ordinary [Member] HKD ($) shares	Subscription Receivables [Member] HKD ($)	Additional paid-in capital HKD ($)	Other reserves HKD ($)	Retained earnings [member] HKD ($)	USD ($)	HKD ($)
At March 31, 2024 at Mar. 31, 2022	$ 9	$ 10	$ (10)	$ 9	$ 23,146	$ (5,513)		$ 17,651
Beginning balance, shares at Mar. 31, 2022 | shares	11,505,148	12,499,999
IfrsStatementLineItems [Line Items]
Imputed interest					200			200
Profit and total comprehensive income for the year						874		874
At March 31, 2025 at Mar. 31, 2023	$ 9	$ 10	(10)	9	23,346	(4,639)		18,725
Ending balance, shares at Mar. 31, 2023 | shares	11,505,148	12,499,999
IfrsStatementLineItems [Line Items]
Imputed interest					223			223
Profit and total comprehensive income for the year						9,211		9,211
At March 31, 2025 at Mar. 31, 2024	$ 9	$ 10	(10)	9	23,569	4,572		28,159
Ending balance, shares at Mar. 31, 2024 | shares	11,505,148	12,499,999
IfrsStatementLineItems [Line Items]
Imputed interest					258			258
Profit and total comprehensive income for the year						10,086		10,086
At March 31, 2025 at Mar. 31, 2025	$ 9	$ 10	$ (10)	$ 9	$ 23,827	$ 14,658	$ 4,936	$ 38,503
Ending balance, shares at Mar. 31, 2025 | shares	11,505,148	12,499,999